CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONTINUING OPERATIONS
NET SALES	R$ 12,389,985	R$ 9,942,591	R$ 34,618,863	R$ 27,995,582
Cost of sales	(9,765,303)	(7,598,133)	(27,573,239)	(21,419,255)
GROSS PROFIT	2,624,682	2,344,458	7,045,624	6,576,327
OPERATING INCOME (EXPENSES)
Selling expenses	(1,647,761)	(1,366,469)	(4,624,899)	(4,011,692)
General and administrative expenses	(221,707)	(217,348)	(573,966)	(550,373)
Impairment loss on trade receivables	(3,135)	(3,371)	(11,627)	(15,126)
Other operating income (expenses), net	(21,599)	(13,193)	103,581	91,243
INCOME BEFORE FINANCIAL RESULTS AND INCOME TAXES	730,480	744,077	1,938,713	2,090,379
Financial income	133,806	72,702	340,283	267,413
Financial expenses	(1,047,189)	(591,666)	(2,470,878)	(1,327,579)
Foreign exchange and monetary variations	(71,575)	82,545	(216,381)	(173,025)
FINANCIAL INCOME (EXPENSES), NET	(984,958)	(436,419)	(2,346,976)	(1,233,191)
INCOME (LOSS) BEFORE TAXES	(254,478)	307,658	(408,263)	857,188
Income taxes	(16,505)	(88,949)	(38,818)	(234,654)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(270,983)	218,709	(447,081)	622,534
LOSS FROM DISCONTINUED OPERATIONS	(6,516)		(47,802)
INCOME (LOSS) FOR THE PERIOD	(277,499)	218,709	(494,883)	622,534
Net Income (loss) from Continuing Operation Attributable to
Controlling shareholders	(275,600)	216,791	(454,014)	609,668
Non-controlling interest	4,617	1,918	6,933	12,866
Net Loss From Discontinued Operations Attributable to
Controlling shareholders	(6,516)		(47,802)
Non-controlling interest
LOSS FROM DISCONTINUED OPERATIONS	R$ (6,516)		R$ (47,802)
INCOME (LOSS) PER SHARE FROM CONTINUED OPERATIONS
Weighted average shares outstanding - basic	807,709,278	807,406,368	808,013,781	809,583,921
Income (loss) per share - basic	R$ (0.34)	R$ 0.27	R$ (0.56)	R$ 0.75
Weighted average shares outstanding - diluted	807,709,278	807,464,700	808,013,781	809,642,253
Income (loss) per share - diluted	R$ (0.34)	R$ 0.27	R$ (0.56)	R$ 0.75
LOSSES PER SHARE FROM DISCONTINUED OPERATIONS
Weighted average shares outstanding - basic	807,709,278		808,013,781
Losses per share - basic	R$ (0.01)		R$ (0.06)
Weighted average shares outstanding - diluted	807,709,278		808,013,781
Losses per share - diluted	R$ (0.01)		R$ (0.06)